Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	FORUM ENERGY TECHNOLOGIES, INC.
Entity Central Index Key	0001401257
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Year Period Focus	FY
Amendment Flag	false
Entity Emerging Growth	false
Entity Current Reporting Status	Yes